Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.1%)
	Linde plc	104,417	48,823
	Newmont Corp.	247,517	13,049
	Fastenal Co.	248,569	10,276
	Nucor Corp.	50,943	5,571
	International Paper Co.	113,598	5,431
	International Flavors & Fragrances Inc.	55,440	4,245
	Steel Dynamics Inc.	31,092	3,827
	CF Industries Holdings Inc.	37,697	3,420
	Avery Dennison Corp.	17,401	3,093
	Royal Gold Inc.	14,249	2,538
	Mosaic Co.	68,564	2,478
	UFP Industries Inc.	12,833	1,252
	Balchem Corp.	6,954	1,159
	FMC Corp.	27,115	1,100
*	Coeur Mining Inc.	134,735	1,089
	Element Solutions Inc.	48,702	1,041
	Cabot Corp.	11,464	856
	Sensient Technologies Corp.	9,034	854
	Avient Corp.	19,362	700
	Hecla Mining Co.	129,920	668
*	MP Materials Corp.	28,140	613
	Scotts Miracle-Gro Co.	9,316	555
	Westlake Corp.	7,324	520
	Ashland Inc.	10,234	507
	Sylvamo Corp.	7,597	402
	Huntsman Corp.	35,388	394
	Minerals Technologies Inc.	6,852	389
*	Constellium SE	27,964	339
	Quaker Chemical Corp.	2,941	319
	Kaiser Aluminum Corp.	3,378	245
*	Century Aluminum Co.	11,199	173
	Worthington Steel Inc.	6,856	171
	Tronox Holdings plc	24,337	138
*	Sigma Lithium Corp.	11,984	56
			116,291
Consumer Discretionary (16.9%)
*	Amazon.com Inc.	2,039,091	418,034
*	Tesla Inc.	603,784	209,187
*	Netflix Inc.	92,953	112,216
	Costco Wholesale Corp.	96,308	100,178
	Home Depot Inc.	215,499	79,366
	McDonald's Corp.	156,534	49,128
	Walt Disney Co.	394,518	44,596
	Booking Holdings Inc.	7,189	39,676
*	Uber Technologies Inc.	441,526	37,159
	TJX Cos. Inc.	246,160	31,238
	Lowe's Cos. Inc.	122,724	27,702
*	MercadoLibre Inc.	10,221	26,199
*	Spotify Technology SA	31,919	21,231
	Starbucks Corp.	246,138	20,663
*	O'Reilly Automotive Inc.	12,563	17,180
	NIKE Inc. Class B	256,715	15,554
*	Chipotle Mexican Grill Inc.	296,702	14,859
*	AutoZone Inc.	3,663	13,674
	Royal Caribbean Cruises Ltd.	51,475	13,228
	Marriott International Inc. Class A	49,167	12,972
	Hilton Worldwide Holdings Inc.	52,011	12,922
*	Airbnb Inc. Class A	92,960	11,992
*	ROBLOX Corp. Class A	113,993	9,915
	Ross Stores Inc.	70,667	9,900
*	Copart Inc.	189,401	9,750
	Target Corp.	100,460	9,444

		Shares	Market Value ($000)
	Ford Motor Co.	852,763	8,852
	Yum! Brands Inc.	61,173	8,805
*	Take-Two Interactive Software Inc.	38,452	8,701
	Electronic Arts Inc.	57,385	8,251
*	Lululemon Athletica Inc.	25,212	7,984
*	Carvana Co.	23,485	7,683
	eBay Inc.	103,844	7,598
*	Trade Desk Inc. Class A	96,921	7,290
*	Coupang Inc.	251,262	7,048
	Garmin Ltd.	33,619	6,824
	Tractor Supply Co.	115,846	5,607
	Lennar Corp. Class A	52,151	5,532
*	Warner Bros Discovery Inc.	526,935	5,254
*	Carnival Corp.	222,719	5,172
*	Ulta Beauty Inc.	10,043	4,735
*	Live Nation Entertainment Inc.	34,287	4,704
	Dollar General Corp.	47,699	4,639
	Expedia Group Inc.	26,564	4,430
*	NVR Inc.	611	4,348
	PulteGroup Inc.	44,251	4,338
	Williams-Sonoma Inc.	26,465	4,281
*	Duolingo Inc. Class A	8,174	4,247
*	Liberty Media Corp.-Liberty Formula One Class C	41,377	3,994
	Tapestry Inc.	50,530	3,969
*	Dollar Tree Inc.	43,909	3,963
	Genuine Parts Co.	30,169	3,817
	Domino's Pizza Inc.	7,543	3,574
*	Deckers Outdoor Corp.	32,902	3,472
	Rollins Inc.	60,631	3,471
*	Aptiv plc	50,932	3,403
	Fox Corp. Class A	61,411	3,374
	Estee Lauder Cos. Inc. Class A	50,030	3,349
*	BJ's Wholesale Club Holdings Inc.	28,584	3,236
*	On Holding AG Class A	53,684	3,188
*	Burlington Stores Inc.	13,758	3,141
	Omnicom Group Inc.	42,132	3,094
	Best Buy Co. Inc.	46,273	3,067
	News Corp. Class A	105,284	2,973
	TKO Group Holdings Inc. Class A	17,109	2,700
*	Rivian Automotive Inc. Class A	183,273	2,663
*	Grab Holdings Ltd. Class A	546,708	2,662
	Somnigroup International Inc.	39,695	2,583
*	GameStop Corp. Class A	85,330	2,543
	Pool Corp.	8,102	2,435
	Service Corp. International	30,493	2,378
	Ralph Lauren Corp.	8,567	2,371
	Aramark	57,019	2,309
	LKQ Corp.	56,289	2,278
	Toll Brothers Inc.	21,550	2,247
	Wingstop Inc.	6,360	2,173
*	CarMax Inc.	33,650	2,169
	Hasbro Inc.	30,111	2,009
	New York Times Co. Class A	34,868	1,992
	Interpublic Group of Cos. Inc.	80,615	1,932
*	Planet Fitness Inc. Class A	18,322	1,884
	Lithia Motors Inc. Class A	5,661	1,794
*	Skechers USA Inc. Class A	28,556	1,772
*	Dutch Bros Inc. Class A	23,746	1,714
*	Norwegian Cruise Line Holdings Ltd.	95,454	1,685
	H&R Block Inc.	29,510	1,681
*	Floor & Decor Holdings Inc. Class A	22,850	1,638
*	Bright Horizons Family Solutions Inc.	12,461	1,610
	Paramount Global Class B	128,438	1,554
	BorgWarner Inc.	46,853	1,550
	Autoliv Inc.	14,881	1,530
*	Ollie's Bargain Outlet Holdings Inc.	13,308	1,483
*	United Airlines Holdings Inc.	17,837	1,417
*	Five Below Inc.	11,935	1,391
*	Stride Inc.	9,140	1,384
	Wyndham Hotels & Resorts Inc.	16,421	1,359

		Shares	Market Value ($000)
*	Etsy Inc.	24,356	1,348
*	Cava Group Inc.	16,323	1,327
*	elf Beauty Inc.	11,771	1,324
*	SharkNinja Inc.	14,358	1,320
	Bath & Body Works Inc.	46,888	1,318
	Vail Resorts Inc.	8,169	1,308
*	Viking Holdings Ltd.	29,198	1,303
*	Chewy Inc. Class A	28,003	1,267
*	Crocs Inc.	12,380	1,263
*	Taylor Morrison Home Corp. Class A	22,036	1,240
*	Lyft Inc. Class A	80,689	1,230
*	Grand Canyon Education Inc.	6,188	1,224
	U-Haul Holding Co.	21,216	1,210
	Group 1 Automotive Inc.	2,795	1,185
*	MakeMyTrip Ltd.	11,632	1,182
	Hyatt Hotels Corp. Class A	8,943	1,181
*	SiteOne Landscape Supply Inc.	9,655	1,128
	Southwest Airlines Co.	32,515	1,085
	Nexstar Media Group Inc. Class A	6,360	1,084
	Gentex Corp.	49,409	1,066
*	Adtalem Global Education Inc.	8,026	1,060
	Lear Corp.	11,604	1,049
*	Boot Barn Holdings Inc.	6,435	1,032
	Sirius XM Holdings Inc.	47,015	1,019
	PVH Corp.	12,115	1,015
*	AutoNation Inc.	5,469	1,005
	Gap Inc.	44,281	988
	Meritage Homes Corp.	15,532	988
*	Valvoline Inc.	27,915	966
*	Asbury Automotive Group Inc.	4,223	962
*	Urban Outfitters Inc.	13,710	958
	VF Corp.	76,395	952
*	Frontdoor Inc.	16,789	924
	Thor Industries Inc.	11,072	899
	Whirlpool Corp.	11,440	893
*	Wayfair Inc. Class A	20,887	861
*	Liberty Media Corp.-Liberty Formula One Class A	9,570	843
*	Abercrombie & Fitch Co. Class A	10,643	835
	Kontoor Brands Inc.	11,975	821
	Cinemark Holdings Inc.	23,688	800
*	Madison Square Garden Sports Corp.	4,024	764
	Choice Hotels International Inc.	5,978	757
*	Champion Homes Inc.	11,548	755
*	Cavco Industries Inc.	1,720	746
*	Dorman Products Inc.	5,595	723
	Fox Corp. Class B	14,175	713
	KB Home	13,615	702
*	Goodyear Tire & Rubber Co.	61,103	697
	Macy's Inc.	58,556	696
	Travel + Leisure Co.	14,123	686
	Six Flags Entertainment Corp.	20,171	677
*	Amer Sports Inc.	18,436	671
	Penske Automotive Group Inc.	4,021	660
	Rush Enterprises Inc. Class A	12,985	645
*	Laureate Education Inc.	28,537	642
	Advance Auto Parts Inc.	12,971	622
*	M/I Homes Inc.	5,779	616
	Harley-Davidson Inc.	24,831	601
	PriceSmart Inc.	5,552	600
	Signet Jewelers Ltd.	8,984	598
*	RH	3,277	594
	TEGNA Inc.	34,830	582
*	Birkenstock Holding plc	10,813	582
*	Tri Pointe Homes Inc.	19,413	572
*	Liberty Media Corp.-Liberty Live Class A	7,947	571
*	Hilton Grand Vacations Inc.	14,845	567
*	YETI Holdings Inc.	18,276	559
*	Peloton Interactive Inc. Class A	77,154	548
	Interparfums Inc.	3,946	538
*	OPENLANE Inc.	22,933	526

		Shares	Market Value ($000)
*	Life Time Group Holdings Inc.	18,059	516
*	Visteon Corp.	5,941	502
	Marriott Vacations Worldwide Corp.	7,593	500
	HNI Corp.	10,554	491
	Dana Inc.	29,116	484
	Newell Brands Inc.	90,323	479
*	Lucid Group Inc. Class A	211,746	472
*	Liberty Media Corp.-Liberty Live Class C	6,399	467
	LCI Industries	5,300	462
*	Avis Budget Group Inc.	3,708	452
	Columbia Sportswear Co.	7,074	451
	Strategic Education Inc.	4,926	449
*	Capri Holdings Ltd.	24,420	442
*	Atlanta Braves Holdings Inc. Class C	10,639	432
	Wendy's Co.	37,054	422
	Acushnet Holdings Corp.	6,184	422
	American Eagle Outfitters Inc.	38,389	421
*	Foot Locker Inc.	17,539	417
*	American Airlines Group Inc.	36,302	414
*	Coty Inc. Class A	82,764	408
	Phinia Inc.	9,372	407
*	Green Brick Partners Inc.	6,830	399
	La-Z-Boy Inc.	9,340	391
*	Hanesbrands Inc.	78,236	387
	Steven Madden Ltd.	15,245	376
*	Under Armour Inc. Class C	57,622	363
*	Victoria's Secret & Co.	16,937	359
*	Central Garden & Pet Co. Class A	11,114	355
*	TripAdvisor Inc.	23,722	338
	John Wiley & Sons Inc. Class A	8,583	336
*	Alaska Air Group Inc.	6,570	335
	Papa John's International Inc.	7,236	327
*	Madison Square Garden Entertainment Corp. Class A	8,615	320
	Century Communities Inc.	6,125	318
*	QuantumScape Corp. Class A	78,570	314
*	AMC Entertainment Holdings Inc. Class A	87,379	311
*	United Parks & Resorts Inc.	6,541	293
	Buckle Inc.	6,617	282
	Upbound Group Inc.	12,110	278
*	Adient plc	17,790	277
	Cracker Barrel Old Country Store Inc.	4,792	275
*	Sonos Inc.	25,867	266
*	Coursera Inc.	29,806	264
*	IMAX Corp.	9,255	258
	Leggett & Platt Inc.	28,091	255
	MillerKnoll Inc.	15,033	254
	PROG Holdings Inc.	8,606	248
	Carter's Inc.	7,839	246
*	G-III Apparel Group Ltd.	8,473	246
*	Driven Brands Holdings Inc.	13,694	244
*	Fox Factory Holding Corp.	8,807	226
*	LGI Homes Inc.	4,423	222
*	Sphere Entertainment Co.	5,896	222
*	Sabre Corp.	84,581	213
*	Topgolf Callaway Brands Corp.	32,750	208
[1]	Kohl's Corp.	25,306	206
	Winnebago Industries Inc.	5,863	199
	Steelcase Inc. Class A	19,105	197
*	Sally Beauty Holdings Inc.	21,673	189
*	Gentherm Inc.	6,659	182
*,1	Hertz Global Holdings Inc.	26,408	173
*	Under Armour Inc. Class A	25,374	170
	Oxford Industries Inc.	3,137	168
	News Corp. Class B	4,210	138
*	Mister Car Wash Inc.	19,533	138
*	Helen of Troy Ltd.	4,938	133
*	U-Haul Holding Co. (XNYS)	2,075	133
*	JetBlue Airways Corp.	21,024	106
*	Atlanta Braves Holdings Inc. Class A	2,287	99
	Starz Entertainment Corp.	2,829	59

		Shares	Market Value ($000)
	Krispy Kreme Inc.	18,251	53
			1,706,793
Consumer Staples (4.2%)
	Procter & Gamble Co.	512,674	87,098
	Coca-Cola Co.	843,452	60,813
	PepsiCo Inc.	298,733	39,268
	McKesson Corp.	27,578	19,843
	Mondelez International Inc. Class A	290,938	19,635
	CVS Health Corp.	273,956	17,544
	Colgate-Palmolive Co.	176,513	16,405
	Cencora Inc.	37,616	10,955
	Corteva Inc.	149,363	10,575
	Kimberly-Clark Corp.	71,987	10,349
	Kenvue Inc.	415,902	9,928
	Kroger Co.	143,972	9,823
*	Monster Beverage Corp.	153,417	9,811
	Keurig Dr Pepper Inc.	275,511	9,276
	Sysco Corp.	106,652	7,786
	General Mills Inc.	119,608	6,490
	Church & Dwight Co. Inc.	52,853	5,196
	Kraft Heinz Co.	192,708	5,151
	Hershey Co.	31,620	5,081
	Archer-Daniels-Midland Co.	103,546	4,998
	Kellanova	57,017	4,711
	McCormick & Co. Inc. (Non-Voting)	54,658	3,975
*	Sprouts Farmers Market Inc.	21,699	3,751
*	US Foods Holding Corp.	47,199	3,734
	Clorox Co.	26,938	3,553
	Tyson Foods Inc. Class A	61,126	3,433
	J M Smucker Co.	22,367	2,519
	Conagra Brands Inc.	103,297	2,365
	Bunge Global SA	28,790	2,250
	Albertsons Cos. Inc. Class A	90,881	2,020
	Ingredion Inc.	14,257	1,983
	Hormel Foods Corp.	62,969	1,932
*	BellRing Brands Inc.	27,965	1,760
	Walgreens Boots Alliance Inc.	154,904	1,743
	Primo Brands Corp. Class A	52,658	1,741
	Lamb Weston Holdings Inc.	30,830	1,720
	Coca-Cola Consolidated Inc.	13,125	1,505
*	Celsius Holdings Inc.	38,192	1,447
	Campbell's Co.	41,603	1,416
*	Post Holdings Inc.	11,327	1,253
*	Darling Ingredients Inc.	34,534	1,076
	Cal-Maine Foods Inc.	9,471	909
*	Freshpet Inc.	10,112	811
	WD-40 Co.	2,946	718
	Lancaster Colony Corp.	4,231	708
	Flowers Foods Inc.	40,671	687
*	Simply Good Foods Co.	19,738	681
	Nomad Foods Ltd.	29,495	516
	J & J Snack Foods Corp.	3,211	370
	Energizer Holdings Inc.	15,563	362
	Spectrum Brands Holdings Inc.	5,708	330
	Edgewell Personal Care Co.	10,142	280
	Weis Markets Inc.	3,696	280
*	Grocery Outlet Holding Corp.	20,476	278
	Reynolds Consumer Products Inc.	11,726	259
	WK Kellogg Co.	14,827	251
	National Beverage Corp.	4,948	224
*	TreeHouse Foods Inc.	9,700	218
			423,794
Energy (0.1%)
*	First Solar Inc.	23,181	3,665
*	NEXTracker Inc. Class A	31,044	1,760
*	Enphase Energy Inc.	28,684	1,187
*,1	Plug Power Inc.	181,512	160

		Shares	Market Value ($000)
*	Fluence Energy Inc.	12,193	57
			6,829
Financials (11.3%)
	JPMorgan Chase & Co.	610,379	161,140
	Bank of America Corp.	1,446,821	63,848
	Goldman Sachs Group Inc.	65,530	39,348
	Progressive Corp.	127,013	36,190
	S&P Global Inc.	68,001	34,875
	Morgan Stanley	249,125	31,895
	Charles Schwab Corp.	359,938	31,797
	Blackrock Inc.	32,075	31,430
	Citigroup Inc.	411,162	30,969
	Chubb Ltd.	87,931	26,133
	Marsh & McLennan Cos. Inc.	107,140	25,034
	CME Group Inc.	78,098	22,570
	Intercontinental Exchange Inc.	123,436	22,194
	Blackstone Inc.	156,709	21,745
	Arthur J Gallagher & Co.	53,381	18,547
	Moody's Corp.	34,320	16,450
	Aon plc Class A	42,645	15,867
	PNC Financial Services Group Inc.	86,317	15,003
	Apollo Global Management Inc.	113,297	14,807
	US Bancorp	338,781	14,767
	Bank of New York Mellon Corp.	156,056	13,828
	Travelers Cos. Inc.	49,102	13,537
	Aflac Inc.	119,917	12,416
	Allstate Corp.	57,042	11,971
	American International Group Inc.	135,440	11,464
	Truist Financial Corp.	289,925	11,452
*	Coinbase Global Inc. Class A	43,998	10,851
	Ameriprise Financial Inc.	20,896	10,641
	MetLife Inc.	125,699	9,877
*	Robinhood Markets Inc. Class A	145,830	9,647
	MSCI Inc.	16,510	9,312
*	NU Holdings Ltd. Class A	704,492	8,461
	Hartford Insurance Group Inc.	62,868	8,163
	Prudential Financial Inc.	78,063	8,110
	Nasdaq Inc.	89,415	7,470
	Arch Capital Group Ltd.	78,329	7,444
	Willis Towers Watson plc	21,857	6,919
	LPL Financial Holdings Inc.	17,172	6,648
	Ares Management Corp. Class A	40,140	6,643
	M&T Bank Corp.	36,115	6,596
	Raymond James Financial Inc.	44,011	6,469
	Broadridge Financial Solutions Inc.	25,411	6,171
	State Street Corp.	63,548	6,118
	Brown & Brown Inc.	51,829	5,852
	Fifth Third Bancorp	146,737	5,604
*	Markel Group Inc.	2,744	5,328
	Cboe Global Markets Inc.	22,903	5,248
	Cincinnati Financial Corp.	33,176	5,004
	Huntington Bancshares Inc.	313,513	4,900
	Interactive Brokers Group Inc. Class A	22,903	4,802
	W R Berkley Corp.	63,689	4,757
	First Citizens BancShares Inc. Class A	2,491	4,606
	Northern Trust Corp.	42,015	4,485
	T. Rowe Price Group Inc.	47,553	4,450
	Regions Financial Corp.	197,485	4,234
	Citizens Financial Group Inc.	95,459	3,852
	Principal Financial Group Inc.	49,232	3,835
	FactSet Research Systems Inc.	8,272	3,791
	Tradeweb Markets Inc. Class A	25,161	3,635
	Equitable Holdings Inc.	67,689	3,579
	Unum Group	39,433	3,222
	Everest Group Ltd.	9,244	3,209
	KeyCorp	200,726	3,184
	Credicorp Ltd.	14,825	3,140
*	SoFi Technologies Inc.	232,268	3,089
	Fidelity National Financial Inc.	56,348	3,086

		Shares	Market Value ($000)
	Reinsurance Group of America Inc.	14,260	2,899
	RenaissanceRe Holdings Ltd.	11,130	2,776
	East West Bancorp Inc.	29,919	2,729
	Annaly Capital Management Inc.	122,031	2,313
	Kinsale Capital Group Inc.	4,775	2,254
	Assurant Inc.	11,097	2,252
	First Horizon Corp.	112,817	2,243
	Globe Life Inc.	17,927	2,185
	Blue Owl Capital Inc. Class A	113,983	2,129
	Ally Financial Inc.	59,599	2,086
	Stifel Financial Corp.	21,565	2,032
	Houlihan Lokey Inc. Class A	11,502	2,009
	Corebridge Financial Inc.	61,529	2,006
	Primerica Inc.	7,195	1,947
	American Financial Group Inc.	15,580	1,932
	Webster Financial Corp.	37,020	1,906
	Old Republic International Corp.	50,196	1,897
	SEI Investments Co.	21,769	1,856
	SouthState Corp.	21,075	1,850
	Evercore Inc. Class A	7,684	1,779
*	Mr. Cooper Group Inc.	13,655	1,769
	Pinnacle Financial Partners Inc.	16,522	1,756
	MarketAxess Holdings Inc.	8,032	1,738
	Axis Capital Holdings Ltd.	16,732	1,737
	XP Inc. Class A	88,493	1,713
	Commerce Bancshares Inc.	26,934	1,697
	Western Alliance Bancorp	23,295	1,687
	Wintrust Financial Corp.	14,081	1,681
	AGNC Investment Corp.	187,820	1,679
	Comerica Inc.	28,749	1,641
	Cullen/Frost Bankers Inc.	12,753	1,619
	Ryan Specialty Holdings Inc. Class A	22,235	1,591
	Popular Inc.	14,996	1,553
	UMB Financial Corp.	14,690	1,515
	Zions Bancorp NA	31,374	1,486
	SLM Corp.	45,551	1,474
	Synovus Financial Corp.	30,427	1,455
	Franklin Resources Inc.	66,959	1,449
	MGIC Investment Corp.	54,536	1,442
	Old National Bancorp	67,514	1,408
	Voya Financial Inc.	20,838	1,386
	RLI Corp.	17,977	1,382
	Starwood Property Trust Inc.	68,955	1,362
	Hanover Insurance Group Inc.	7,727	1,360
	Prosperity Bancshares Inc.	19,490	1,357
	Essent Group Ltd.	22,498	1,305
	Jackson Financial Inc. Class A	15,731	1,289
	Hamilton Lane Inc. Class A	8,567	1,276
	OneMain Holdings Inc.	24,495	1,270
	Rithm Capital Corp.	112,578	1,255
	Lincoln National Corp.	37,115	1,230
	First American Financial Corp.	21,629	1,207
	Cadence Bank	39,013	1,182
	Selective Insurance Group Inc.	13,122	1,155
	Invesco Ltd.	79,114	1,144
	Home BancShares Inc.	40,268	1,139
	Affiliated Managers Group Inc.	6,427	1,131
	TPG Inc. Class A	23,033	1,109
	Radian Group Inc.	31,962	1,092
	FNB Corp.	77,253	1,072
	Columbia Banking System Inc.	45,096	1,054
*	MARA Holdings Inc.	73,324	1,035
	Lazard Inc.	23,805	1,033
	Bank OZK	23,193	1,028
	United Bankshares Inc.	28,401	1,026
	Glacier Bancorp Inc.	24,679	1,023
	Hancock Whitney Corp.	18,566	1,015
	Janus Henderson Group plc	27,583	1,002
*	Clearwater Analytics Holdings Inc. Class A	42,565	983
	First Financial Bankshares Inc.	27,692	976

		Shares	Market Value ($000)
	White Mountains Insurance Group Ltd.	538	960
*	Palomar Holdings Inc.	5,587	958
	Piper Sandler Cos.	3,717	935
*	Enstar Group Ltd.	2,733	916
	Valley National Bancorp	102,664	901
	Assured Guaranty Ltd.	10,521	890
	Ameris Bancorp	14,125	868
	Moelis & Co. Class A	15,190	868
	Kemper Corp.	13,038	831
	Atlantic Union Bankshares Corp.	27,664	830
	CNO Financial Group Inc.	21,843	829
	StepStone Group Inc. Class A	14,304	827
*	Axos Financial Inc.	11,817	822
*	Upstart Holdings Inc.	17,225	813
	ServisFirst Bancshares Inc.	10,841	807
	Associated Banc-Corp	34,649	803
*	Brighthouse Financial Inc.	12,684	759
	PJT Partners Inc. Class A	5,029	758
	United Community Banks Inc.	25,657	737
	International Bancshares Corp.	11,536	723
*	Texas Capital Bancshares Inc.	9,904	710
	BGC Group Inc. Class A	76,394	709
	Blackstone Mortgage Trust Inc. Class A	37,317	705
	Renasant Corp.	20,054	703
	Virtu Financial Inc. Class A	17,347	697
	First Bancorp	34,744	694
	Fulton Financial Corp.	38,969	672
*	NMI Holdings Inc. Class A	16,864	670
	WSFS Financial Corp.	12,531	663
	First Hawaiian Inc.	27,531	657
*	Credit Acceptance Corp.	1,353	646
*,1	Freedom Holding Corp.	3,865	641
*	Genworth Financial Inc. Class A	89,628	632
	Community Financial System Inc.	11,211	631
	Eastern Bankshares Inc.	42,011	630
	Flagstar Financial Inc.	54,672	630
	Cathay General Bancorp	14,557	624
	Bank of Hawaii Corp.	8,609	573
	WesBanco Inc.	18,587	572
	Independent Bank Corp.	9,205	566
	PennyMac Financial Services Inc.	5,827	559
	Bread Financial Holdings Inc.	10,851	556
	Victory Capital Holdings Inc. Class A	8,921	553
	CVB Financial Corp.	29,311	550
	Artisan Partners Asset Management Inc. Class A	13,435	541
	BankUnited Inc.	15,883	540
*	Riot Platforms Inc.	66,811	539
	Towne Bank	15,329	530
	BancFirst Corp.	4,218	522
	Park National Corp.	3,196	520
	Simmons First National Corp. Class A	26,691	501
	WaFd Inc.	17,574	499
	First Financial Bancorp	19,665	475
	BOK Financial Corp.	5,020	474
	First Merchants Corp.	12,468	470
	Banner Corp.	7,591	468
	First Interstate BancSystem Inc. Class A	17,225	468
	Seacoast Banking Corp. of Florida	18,075	467
	Walker & Dunlop Inc.	6,823	467
	Provident Financial Services Inc.	27,717	463
	Cohen & Steers Inc.	5,981	460
	NBT Bancorp Inc.	10,975	459
	Trustmark Corp.	13,223	456
	Pacific Premier Bancorp Inc.	20,196	428
	Bank of NT Butterfield & Son Ltd.	9,555	403
	Stock Yards Bancorp Inc.	5,436	400
*	SiriusPoint Ltd.	20,424	400
	Horace Mann Educators Corp.	8,790	382
[1]	Arbor Realty Trust Inc.	39,759	381
*	Lemonade Inc.	11,292	378

		Shares	Market Value ($000)
	Nelnet Inc. Class A	3,167	368
	City Holding Co.	3,036	358
	First Commonwealth Financial Corp.	22,501	351
*	Trupanion Inc.	7,432	351
	Northwest Bancshares Inc.	27,316	335
	S&T Bancorp Inc.	8,474	311
	Hilltop Holdings Inc.	9,938	296
	WisdomTree Inc.	29,546	279
	Safety Insurance Group Inc.	3,331	274
*	Triumph Financial Inc.	4,636	268
	Employers Holdings Inc.	5,478	267
	Hope Bancorp Inc.	26,300	264
	Ladder Capital Corp.	24,465	257
	Westamerica Bancorp	5,352	257
	Virtus Investment Partners Inc.	1,445	247
	Two Harbors Investment Corp.	22,850	242
	1st Source Corp.	3,936	238
	CNA Financial Corp.	4,856	233
	Chimera Investment Corp.	17,333	228
	Berkshire Hills Bancorp Inc.	9,017	223
	PennyMac Mortgage Investment Trust	18,186	223
	Navient Corp.	16,472	221
	MFA Financial Inc.	22,131	206
	Live Oak Bancshares Inc.	7,461	205
	ARMOUR Residential REIT Inc.	11,964	194
*	Encore Capital Group Inc.	5,050	191
	Safehold Inc.	11,281	170
	TFS Financial Corp.	11,229	148
	F&G Annuities & Life Inc.	4,100	131
	Republic Bancorp Inc. Class A	1,648	113
*	Columbia Financial Inc.	5,504	79
			1,143,454
Health Care (10.4%)
	Eli Lilly & Co.	173,917	128,293
	AbbVie Inc.	384,905	71,635
	UnitedHealth Group Inc.	199,777	60,315
	Abbott Laboratories	375,760	50,194
*	Intuitive Surgical Inc.	76,737	42,385
	Merck & Co. Inc.	550,890	42,330
*	Boston Scientific Corp.	319,063	33,585
	Amgen Inc.	116,507	33,575
	Thermo Fisher Scientific Inc.	82,979	33,426
	Stryker Corp.	78,612	30,080
	Gilead Sciences Inc.	271,115	29,844
	Pfizer Inc.	1,231,695	28,932
	Danaher Corp.	140,239	26,631
*	Vertex Pharmaceuticals Inc.	56,156	24,824
	Medtronic plc	278,847	23,139
	Bristol-Myers Squibb Co.	440,595	21,272
	Elevance Health Inc.	50,503	19,385
	Cigna Group	58,435	18,503
	Zoetis Inc.	98,062	16,536
	HCA Healthcare Inc.	40,184	15,326
	Regeneron Pharmaceuticals Inc.	22,697	11,128
	Becton Dickinson & Co.	62,800	10,839
*	Edwards Lifesciences Corp.	127,045	9,937
*	IDEXX Laboratories Inc.	17,636	9,054
*	Veeva Systems Inc. Class A	31,991	8,948
*	Alnylam Pharmaceuticals Inc.	27,964	8,517
	Cardinal Health Inc.	52,878	8,166
	ResMed Inc.	31,565	7,727
*	Dexcom Inc.	84,701	7,267
	Agilent Technologies Inc.	62,365	6,980
	GE HealthCare Technologies Inc.	98,709	6,963
*	Centene Corp.	109,518	6,181
	Humana Inc.	26,168	6,101
*	IQVIA Holdings Inc.	39,137	5,492
	STERIS plc	21,397	5,247
*	Insulet Corp.	15,155	4,926

		Shares	Market Value ($000)
	Labcorp Holdings Inc.	18,228	4,538
*	Waters Corp.	12,784	4,465
	Quest Diagnostics Inc.	24,083	4,175
*	Biogen Inc.	31,632	4,106
	Zimmer Biomet Holdings Inc.	43,043	3,967
*	Natera Inc.	24,842	3,918
*	Molina Healthcare Inc.	12,307	3,754
*	Tenet Healthcare Corp.	20,637	3,483
	Baxter International Inc.	110,452	3,369
	West Pharmaceutical Services Inc.	15,745	3,320
*	United Therapeutics Corp.	9,495	3,027
*	Hologic Inc.	48,183	2,996
*	Align Technology Inc.	16,302	2,950
*	Cooper Cos. Inc.	42,426	2,897
*	Illumina Inc.	34,605	2,846
	Royalty Pharma plc Class A	83,540	2,747
*	Neurocrine Biosciences Inc.	21,672	2,666
*	Exelixis Inc.	60,899	2,621
	Encompass Health Corp.	21,541	2,604
*	Insmed Inc.	37,088	2,586
*	BioMarin Pharmaceutical Inc.	40,985	2,380
	Revvity Inc.	26,251	2,374
*	Hims & Hers Health Inc.	41,658	2,356
	Universal Health Services Inc. Class B	12,248	2,331
*	ICON plc	17,785	2,317
	Viatris Inc.	258,235	2,270
*	Incyte Corp.	34,507	2,245
*	Exact Sciences Corp.	39,565	2,227
*	Solventum Corp.	30,066	2,198
*	Penumbra Inc.	7,997	2,135
*	Avantor Inc.	147,369	1,903
*	Henry Schein Inc.	26,702	1,869
*	Moderna Inc.	69,938	1,858
*	HealthEquity Inc.	18,445	1,856
	Chemed Corp.	3,177	1,826
	Ensign Group Inc.	11,897	1,752
	Bio-Techne Corp.	34,058	1,648
*	Medpace Holdings Inc.	5,523	1,629
*	Masimo Corp.	9,418	1,530
*	Charles River Laboratories International Inc.	11,094	1,505
*	Halozyme Therapeutics Inc.	26,760	1,500
*	Globus Medical Inc. Class A	24,377	1,443
*	Revolution Medicines Inc.	36,612	1,442
*	Elanco Animal Health Inc.	106,956	1,437
*	Repligen Corp.	12,149	1,434
*	Doximity Inc. Class A	27,190	1,416
*	DaVita Inc.	10,244	1,396
*	Blueprint Medicines Corp.	13,621	1,380
*	Jazz Pharmaceuticals plc	12,772	1,380
*	Corcept Therapeutics Inc.	17,380	1,348
	Teleflex Inc.	10,131	1,239
*	Option Care Health Inc.	37,088	1,212
*	Merit Medical Systems Inc.	12,419	1,180
*	Ionis Pharmaceuticals Inc.	33,839	1,134
*	Lantheus Holdings Inc.	14,922	1,127
*	Madrigal Pharmaceuticals Inc.	3,890	1,071
*	Alkermes plc	34,653	1,061
*	TG Therapeutics Inc.	30,010	1,054
*	Guardant Health Inc.	25,612	1,040
*	Bridgebio Pharma Inc.	30,229	1,035
*	Glaukos Corp.	10,610	1,000
*	ADMA Biologics Inc.	49,419	980
*	iRhythm Technologies Inc.	6,717	944
*	Bio-Rad Laboratories Inc. Class A	4,093	929
*	Prestige Consumer Healthcare Inc.	10,625	910
*	TransMedics Group Inc.	7,094	902
*	Inspire Medical Systems Inc.	6,356	878
	Bruker Corp.	23,677	869
*	Vaxcyte Inc.	26,548	863
*	Integer Holdings Corp.	7,113	845

		Shares	Market Value ($000)
*	Axsome Therapeutics Inc.	8,009	842
*	RadNet Inc.	14,420	829
*	PTC Therapeutics Inc.	16,414	796
*	Akero Therapeutics Inc.	16,000	794
	Perrigo Co. plc	29,307	785
*	Cytokinetics Inc.	24,850	771
*	Merus NV	13,621	764
*	Avidity Biosciences Inc.	24,169	749
*	Sarepta Therapeutics Inc.	19,760	743
*	Haemonetics Corp.	10,656	722
*	SpringWorks Therapeutics Inc.	14,812	692
*	Envista Holdings Corp.	37,594	687
	DENTSPLY SIRONA Inc.	42,825	684
*	Krystal Biotech Inc.	5,287	666
*	Amedisys Inc.	6,997	658
*	CorVel Corp.	5,863	652
*	Ultragenyx Pharmaceutical Inc.	18,979	646
*	CRISPR Therapeutics AG	17,634	640
*	Viking Therapeutics Inc.	23,364	626
*	ICU Medical Inc.	4,589	619
*	Crinetics Pharmaceuticals Inc.	20,001	610
*	Arcellx Inc.	9,400	583
*	ACADIA Pharmaceuticals Inc.	26,605	574
*	Nuvalent Inc. Class A	7,684	573
*	PROCEPT BioRobotics Corp.	9,573	555
	Organon & Co.	56,503	521
*	Privia Health Group Inc.	22,704	517
*	LivaNova plc	11,650	504
*	Scholar Rock Holding Corp.	17,274	501
*	BioCryst Pharmaceuticals Inc.	44,949	483
	Premier Inc. Class A	20,776	477
*	Xenon Pharmaceuticals Inc.	16,446	474
*	Veracyte Inc.	16,938	451
*	Novocure Ltd.	22,968	439
*	QuidelOrtho Corp.	14,299	439
*	Arrowhead Pharmaceuticals Inc.	26,397	424
*	Sotera Health Co.	33,162	406
*	Surgery Partners Inc.	17,051	403
*	Agios Pharmaceuticals Inc.	12,368	397
*	Ligand Pharmaceuticals Inc.	3,874	396
*	Amicus Therapeutics Inc.	64,231	390
*	Apellis Pharmaceuticals Inc.	22,980	389
*	Twist Bioscience Corp.	12,972	380
	CONMED Corp.	6,683	379
*	Summit Therapeutics Inc.	19,844	361
*	AtriCure Inc.	10,116	350
*	Progyny Inc.	16,255	349
*	Supernus Pharmaceuticals Inc.	11,009	349
*	Denali Therapeutics Inc.	26,147	346
	Select Medical Holdings Corp.	22,503	344
*	Alignment Healthcare Inc.	22,168	341
*	Kymera Therapeutics Inc.	10,497	311
*	Beam Therapeutics Inc.	19,590	310
*	Phreesia Inc.	12,384	303
*	Omnicell Inc.	9,890	300
*	Certara Inc.	26,277	298
*	Harmony Biosciences Holdings Inc.	8,284	286
*	Tandem Diabetes Care Inc.	14,142	280
*	Biohaven Ltd.	18,767	278
*	Neogen Corp.	47,308	277
*	Teladoc Health Inc.	36,795	255
*	Innoviva Inc.	12,438	243
*	MoonLake Immunotherapeutics Class A	6,040	236
*,1	Recursion Pharmaceuticals Inc. Class A	55,544	232
*	Azenta Inc.	8,641	231
*	10X Genomics Inc. Class A	22,937	219
*	Dyne Therapeutics Inc.	17,538	210
*	Inmode Ltd.	14,300	210
*	NeoGenomics Inc.	28,621	208
*	Amphastar Pharmaceuticals Inc.	7,988	205

		Shares	Market Value ($000)
*	Evolent Health Inc. Class A	26,141	195
*	AdaptHealth Corp. Class A	21,486	193
*	Integra LifeSciences Holdings Corp.	15,142	192
*	STAAR Surgical Co.	10,501	187
*	LifeStance Health Group Inc.	30,739	183
*	Immunovant Inc.	12,183	181
*	Intellia Therapeutics Inc.	21,715	149
*	Xencor Inc.	14,000	112
*	Owens & Minor Inc.	16,663	110
*	Arcus Biosciences Inc.	11,531	103
*	OPKO Health Inc.	74,704	102
*	Iovance Biotherapeutics Inc.	57,377	100
*	Vir Biotechnology Inc.	19,630	97
*	Arvinas Inc.	12,950	93
*	PACS Group Inc.	8,450	84
*	Fortrea Holdings Inc.	18,334	79
*	Myriad Genetics Inc.	18,325	77
*	Rocket Pharmaceuticals Inc.	16,946	43
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
			1,050,618
Industrials (9.2%)
	Visa Inc. Class A	374,825	136,882
	Mastercard Inc. Class A	177,199	103,768
	Accenture plc Class A	136,327	43,191
	American Express Co.	120,375	35,396
	Automatic Data Processing Inc.	89,345	29,084
	Deere & Co.	54,135	27,406
	Capital One Financial Corp.	137,559	26,019
	Trane Technologies plc	49,170	21,156
*	Fiserv Inc.	123,002	20,023
	Cintas Corp.	75,099	17,010
	Illinois Tool Works Inc.	63,598	15,587
	United Parcel Service Inc. Class B	158,382	15,449
*	PayPal Holdings Inc.	217,774	15,305
	Johnson Controls International plc	143,227	14,519
	CRH plc	149,196	13,601
	Carrier Global Corp.	182,162	12,970
*	Axon Enterprise Inc.	15,750	11,818
	Paychex Inc.	69,843	11,029
	FedEx Corp.	48,113	10,493
	PACCAR Inc.	111,703	10,483
	Verisk Analytics Inc.	30,606	9,615
	Fidelity National Information Services Inc.	117,004	9,315
*	Fair Isaac Corp.	5,157	8,902
	Otis Worldwide Corp.	86,659	8,263
	Ferguson Enterprises Inc.	43,435	7,920
	Vulcan Materials Co.	28,728	7,615
*	Block Inc. Class A	120,566	7,445
	Martin Marietta Materials Inc.	13,313	7,290
	Ingersoll Rand Inc.	87,605	7,152
	Equifax Inc.	26,659	7,043
	Old Dominion Freight Line Inc.	41,979	6,724
	DuPont de Nemours Inc.	90,695	6,058
*	Keysight Technologies Inc.	37,818	5,939
	Veralto Corp.	53,619	5,417
	Dover Corp.	29,764	5,291
*	Mettler-Toledo International Inc.	4,526	5,230
	Synchrony Financial	84,349	4,863
*	Corpay Inc.	14,619	4,753
	AerCap Holdings NV	40,886	4,732
	Global Payments Inc.	55,167	4,171
	Lennox International Inc.	6,959	3,928
*	Trimble Inc.	52,890	3,769
	Carlisle Cos. Inc.	9,789	3,722
	Packaging Corp. of America	19,234	3,715
	Comfort Systems USA Inc.	7,616	3,642
	TransUnion	42,103	3,605
	Snap-on Inc.	11,229	3,602

		Shares	Market Value ($000)
	Pentair plc	35,832	3,554
	Ball Corp.	64,051	3,432
	Expeditors International of Washington Inc.	30,252	3,410
	Watsco Inc.	7,514	3,333
*	Zebra Technologies Corp. Class A	11,099	3,216
	RPM International Inc.	27,617	3,144
	Graco Inc.	36,380	3,080
*	Affirm Holdings Inc. Class A	56,388	2,927
	Masco Corp.	46,844	2,924
	Jack Henry & Associates Inc.	15,758	2,855
*	XPO Inc.	24,797	2,823
	Allegion plc	18,985	2,709
*	Builders FirstSource Inc.	24,520	2,640
	Nordson Corp.	12,341	2,616
	Crown Holdings Inc.	25,326	2,495
	Owens Corning	18,490	2,477
	JB Hunt Transport Services Inc.	17,573	2,440
	CH Robinson Worldwide Inc.	25,220	2,420
	nVent Electric plc	36,017	2,370
	CNH Industrial NV	189,331	2,369
	AptarGroup Inc.	14,364	2,275
*	Core & Main Inc. Class A	41,115	2,254
	Stanley Black & Decker Inc.	33,346	2,182
*	Rocket Lab Corp.	76,527	2,050
	Applied Industrial Technologies Inc.	8,292	1,878
	Donaldson Co. Inc.	26,073	1,813
*	TopBuild Corp.	6,376	1,804
*	Paylocity Holding Corp.	9,368	1,788
	Acuity Inc.	6,668	1,733
*	Middleby Corp.	11,552	1,688
	Advanced Drainage Systems Inc.	15,289	1,681
	Toro Co.	21,931	1,662
	A O Smith Corp.	25,757	1,656
	Genpact Ltd.	37,170	1,600
	Badger Meter Inc.	6,301	1,564
*	ExlService Holdings Inc.	33,737	1,552
*	Generac Holdings Inc.	12,564	1,534
*	Saia Inc.	5,727	1,514
*	AZEK Co. Inc. Class A	30,563	1,513
	Knight-Swift Transportation Holdings Inc. Class A	34,050	1,509
	Armstrong World Industries Inc.	9,477	1,475
*	SPX Technologies Inc.	9,690	1,474
	Eagle Materials Inc.	7,246	1,465
*	Axalta Coating Systems Ltd.	47,188	1,453
	Graphic Packaging Holding Co.	64,349	1,430
	Simpson Manufacturing Co. Inc.	9,155	1,425
	Watts Water Technologies Inc. Class A	5,877	1,423
	AAON Inc.	14,613	1,407
*	Dycom Industries Inc.	6,105	1,404
	Valmont Industries Inc.	4,300	1,368
	Fortune Brands Innovations Inc.	26,657	1,343
	Ryder System Inc.	9,037	1,330
	AGCO Corp.	13,543	1,327
	Air Lease Corp. Class A	22,765	1,311
	MSA Safety Inc.	8,040	1,310
*	Trex Co. Inc.	23,131	1,292
*	Shift4 Payments Inc. Class A	13,309	1,262
*	FTI Consulting Inc.	7,675	1,260
*	Aurora Innovation Inc. Class A	207,436	1,257
	Louisiana-Pacific Corp.	13,569	1,222
	Federal Signal Corp.	12,919	1,215
*	Sterling Infrastructure Inc.	6,440	1,211
	MKS Inc.	14,624	1,202
	Vontier Corp.	32,775	1,172
	JBT Marel Corp.	10,175	1,168
*	Mohawk Industries Inc.	11,421	1,149
*	Knife River Corp.	12,215	1,149
*,1	WEX Inc.	8,561	1,138
	Cognex Corp.	37,603	1,127
*	Itron Inc.	9,716	1,123

		Shares	Market Value ($000)
	Zurn Elkay Water Solutions Corp.	30,949	1,120
*	Gates Industrial Corp. plc	51,628	1,092
	Littelfuse Inc.	5,256	1,078
*	ACI Worldwide Inc.	22,776	1,054
	WillScot Holdings Corp.	39,022	1,052
	Landstar System Inc.	7,641	1,048
*	GXO Logistics Inc.	25,458	1,047
*	Construction Partners Inc. Class A	9,946	1,041
	Sealed Air Corp.	31,740	1,022
*	Modine Manufacturing Co.	11,188	1,016
	Robert Half Inc.	22,029	1,009
	Silgan Holdings Inc.	17,856	983
*	Euronet Worldwide Inc.	8,947	969
	Sonoco Products Co.	21,141	963
*	BILL Holdings Inc.	21,890	956
	Belden Inc.	8,618	915
	Maximus Inc.	12,276	890
	Granite Construction Inc.	9,587	858
*	StoneCo Ltd. Class A	62,236	850
	Sensata Technologies Holding plc	32,422	845
	Franklin Electric Co. Inc.	9,698	838
*	Verra Mobility Corp. Class A	35,368	836
	Installed Building Products Inc.	5,108	815
*	Bloom Energy Corp. Class A	43,504	804
	MSC Industrial Direct Co. Inc. Class A	9,876	802
	Kadant Inc.	2,490	782
	Brink's Co.	9,345	767
	Herc Holdings Inc.	6,133	760
*	OSI Systems Inc.	3,417	749
	Korn Ferry	10,999	748
*	CBIZ Inc.	10,269	742
	Boise Cascade Co.	8,234	715
	Brunswick Corp.	13,996	708
	ABM Industries Inc.	13,220	696
*	Remitly Global Inc.	32,122	686
	Western Union Co.	73,385	681
	ADT Inc.	80,326	668
*	Resideo Technologies Inc.	31,909	661
	Terex Corp.	14,633	659
	H&E Equipment Services Inc.	6,964	659
	HB Fuller Co.	11,703	653
*	GMS Inc.	8,500	644
	UniFirst Corp.	3,281	619
	McGrath RentCorp	5,347	601
	Griffon Corp.	8,528	586
	AZZ Inc.	6,350	576
	TriNet Group Inc.	6,847	570
*	Marqeta Inc. Class A	102,143	550
*	RXO Inc.	34,890	542
*	Huron Consulting Group Inc.	3,782	540
	EVERTEC Inc.	13,915	504
	Insperity Inc.	7,688	498
	Alight Inc. Class A	91,147	498
	Atkore Inc.	7,452	485
*	ASGN Inc.	9,147	483
*	IES Holdings Inc.	1,780	462
*	O-I Glass Inc.	33,912	445
*	Hayward Holdings Inc.	31,329	437
	Hub Group Inc. Class A	12,730	429
	ManpowerGroup Inc.	9,944	417
*	Upwork Inc.	26,855	416
	Tecnoglass Inc.	4,858	416
*	NCR Atleos Corp.	15,278	405
*	Payoneer Global Inc.	58,576	399
*	Gibraltar Industries Inc.	6,642	389
[1]	ZIM Integrated Shipping Services Ltd.	20,560	359
	Pagseguro Digital Ltd. Class A	39,981	356
	Werner Enterprises Inc.	13,146	341
	Lindsay Corp.	2,355	328
*	Joby Aviation Inc.	41,620	325

		Shares	Market Value ($000)
	ArcBest Corp.	5,167	324
	Tennant Co.	4,104	305
	Greif Inc. Class A	5,432	302
	Hillenbrand Inc.	14,975	293
	Greenbrier Cos. Inc.	6,484	292
*	Masterbrand Inc.	27,973	285
*	Flywire Corp.	25,594	275
*	Enovix Corp.	35,377	270
*	Legalzoom.com Inc.	26,693	244
	Schneider National Inc. Class B	10,157	235
	United States Lime & Minerals Inc.	2,271	233
	TriMas Corp.	8,750	231
	Helios Technologies Inc.	7,211	219
	Dlocal Ltd. Class A	18,958	206
*	American Woodmark Corp.	3,335	188
	Matson Inc.	1,637	185
	Apogee Enterprises Inc.	4,764	184
*	Cimpress plc	3,507	155
	Vestis Corp.	24,953	154
	Deluxe Corp.	9,311	133
	Ardagh Metal Packaging SA	34,064	133
			935,989
Real Estate (2.9%)
	Prologis Inc.	200,701	21,796
	American Tower Corp.	101,406	21,767
	Welltower Inc.	133,841	20,649
	Equinix Inc.	20,944	18,615
	Digital Realty Trust Inc.	71,940	12,339
	Simon Property Group Inc.	70,260	11,457
	Realty Income Corp.	189,347	10,721
	Public Storage	34,336	10,590
	Crown Castle Inc.	94,334	9,466
*	CBRE Group Inc. Class A	66,388	8,300
	Extra Space Storage Inc.	45,387	6,860
*	CoStar Group Inc.	90,143	6,631
	AvalonBay Communities Inc.	30,806	6,370
	Iron Mountain Inc.	63,183	6,237
	Ventas Inc.	90,858	5,840
	Equity Residential	82,011	5,752
	SBA Communications Corp.	23,285	5,400
	Invitation Homes Inc.	132,924	4,480
	Mid-America Apartment Communities Inc.	25,242	3,954
	Essex Property Trust Inc.	13,880	3,941
	Sun Communities Inc.	27,311	3,371
	Kimco Realty Corp.	143,327	3,047
	UDR Inc.	71,263	2,952
	WP Carey Inc.	46,992	2,949
	Regency Centers Corp.	39,309	2,836
	American Homes 4 Rent Class A	73,346	2,776
	Healthpeak Properties Inc.	151,846	2,644
	Camden Property Trust	22,459	2,639
	Equity LifeStyle Properties Inc.	41,017	2,608
	Alexandria Real Estate Equities Inc.	37,157	2,608
	Host Hotels & Resorts Inc.	151,388	2,345
	BXP Inc.	34,063	2,294
*	Jones Lang LaSalle Inc.	10,234	2,279
	Lamar Advertising Co. Class A	18,881	2,276
	Omega Healthcare Investors Inc.	58,748	2,174
	CubeSmart	48,505	2,074
*	Zillow Group Inc. Class C	28,709	1,927
	EastGroup Properties Inc.	10,644	1,805
	Federal Realty Investment Trust	18,312	1,748
	NNN REIT Inc.	40,426	1,688
	Rexford Industrial Realty Inc.	47,911	1,688
	Agree Realty Corp.	22,089	1,663
	Brixmor Property Group Inc.	65,188	1,656
	Vornado Realty Trust	37,912	1,428
	First Industrial Realty Trust Inc.	28,562	1,412
	STAG Industrial Inc.	39,217	1,395

		Shares	Market Value ($000)
	Essential Properties Realty Trust Inc.	37,825	1,229
	Ryman Hospitality Properties Inc.	12,638	1,227
	Terreno Realty Corp.	21,236	1,198
	CareTrust REIT Inc.	40,579	1,167
	American Healthcare REIT Inc.	32,654	1,141
	Healthcare Realty Trust Inc. Class A	76,423	1,108
	Kite Realty Group Trust	46,673	1,032
	Cousins Properties Inc.	36,566	1,026
	Americold Realty Trust Inc.	61,868	1,025
*	Zillow Group Inc. Class A	15,089	998
	Phillips Edison & Co. Inc.	26,146	927
	Independence Realty Trust Inc.	48,630	904
	EPR Properties	16,152	900
	Sabra Health Care REIT Inc.	50,586	884
	SL Green Realty Corp.	15,361	872
	Macerich Co.	53,506	866
	Kilroy Realty Corp.	25,537	822
	Rayonier Inc.	33,621	797
	Millrose Properties Inc.	27,253	760
	Tanger Inc.	23,327	695
	Highwoods Properties Inc.	22,888	680
	National Health Investors Inc.	9,369	679
	COPT Defense Properties	24,496	672
	PotlatchDeltic Corp.	16,866	664
	Broadstone Net Lease Inc.	40,149	639
	HA Sustainable Infrastructure Capital Inc.	24,954	625
[1]	Medical Properties Trust Inc.	128,316	586
	Four Corners Property Trust Inc.	21,236	586
	Apple Hospitality REIT Inc.	48,900	567
	Outfront Media Inc.	31,965	528
	LXP Industrial Trust	61,378	527
	National Storage Affiliates Trust	14,899	513
*	Cushman & Wakefield plc	50,528	507
	Urban Edge Properties	27,859	506
	Acadia Realty Trust	25,885	499
	Douglas Emmett Inc.	34,264	488
*	Howard Hughes Holdings Inc.	6,859	469
	Curbline Properties Corp.	20,583	467
	Park Hotels & Resorts Inc.	45,002	466
	DigitalBridge Group Inc.	35,297	390
	Sunstone Hotel Investors Inc.	43,372	389
	DiamondRock Hospitality Co.	46,198	353
	St. Joe Co.	7,802	349
	Innovative Industrial Properties Inc.	6,129	338
	LTC Properties Inc.	9,545	338
	Global Net Lease Inc.	41,977	326
	Getty Realty Corp.	10,658	312
	JBG SMITH Properties	18,155	310
	Newmark Group Inc. Class A	27,564	304
	Elme Communities	18,455	296
	Alexander & Baldwin Inc.	16,284	292
	Xenia Hotels & Resorts Inc.	21,895	268
	Veris Residential Inc.	17,576	267
	Apartment Investment & Management Co. Class A	29,953	239
	Paramount Group Inc.	39,216	237
	RLJ Lodging Trust	32,338	236
	Pebblebrook Hotel Trust	25,390	233
	Centerspace	3,501	223
	Empire State Realty Trust Inc. Class A	28,592	219
	Piedmont Office Realty Trust Inc. Class A	28,040	200
	American Assets Trust Inc.	9,959	199
	Kennedy-Wilson Holdings Inc.	24,754	158
	eXp World Holdings Inc.	16,956	145
	Marcus & Millichap Inc.	4,977	143
*	Opendoor Technologies Inc.	135,420	88
			296,545
Technology (40.5%)
	Microsoft Corp.	1,615,684	743,796
	NVIDIA Corp.	5,083,995	687,000

		Shares	Market Value ($000)
	Apple Inc.	3,200,978	642,916
	Meta Platforms Inc. Class A	476,005	308,208
	Broadcom Inc.	999,170	241,869
	Alphabet Inc. Class A	1,240,893	213,111
	Alphabet Inc. Class C	1,089,984	188,404
*	Palantir Technologies Inc. Class A	447,187	58,930
	Oracle Corp.	347,229	57,477
	Salesforce Inc.	200,760	53,276
*	ServiceNow Inc.	44,595	45,090
	Intuit Inc.	59,326	44,700
*	Adobe Inc.	94,571	39,255
*	Advanced Micro Devices Inc.	349,701	38,722
	Texas Instruments Inc.	197,734	36,156
	QUALCOMM Inc.	242,611	35,227
	Applied Materials Inc.	176,768	27,708
*	Palo Alto Networks Inc.	141,168	27,164
*	Crowdstrike Holdings Inc. Class A	49,980	23,559
	Micron Technology Inc.	239,444	22,618
	Lam Research Corp.	279,209	22,557
*	AppLovin Corp. Class A	56,942	22,378
	KLA Corp.	28,885	21,862
*	MicroStrategy Inc. Class A	50,178	18,519
	Intel Corp.	941,526	18,407
*	Cadence Design Systems Inc.	59,204	16,996
*	DoorDash Inc. Class A	76,747	16,013
*	Synopsys Inc.	33,486	15,537
*	Fortinet Inc.	137,064	13,950
*	Snowflake Inc. Class A	67,794	13,943
*	Autodesk Inc.	46,793	13,856
	Roper Technologies Inc.	23,198	13,229
*	Workday Inc. Class A	45,959	11,385
	Marvell Technology Inc.	186,083	11,200
*	Cloudflare Inc. Class A	66,105	10,966
	NXP Semiconductors NV	55,555	10,618
	Cognizant Technology Solutions Corp. Class A	108,093	8,754
	Vertiv Holdings Co. Class A	77,708	8,387
	Corning Inc.	166,410	8,252
*	Datadog Inc. Class A	65,982	7,778
*	Atlassian Corp. Class A	35,082	7,284
*	Gartner Inc.	16,361	7,140
	Monolithic Power Systems Inc.	10,188	6,743
	Microchip Technology Inc.	115,108	6,681
*	HubSpot Inc.	10,753	6,343
*	Zscaler Inc.	20,233	5,578
*	GoDaddy Inc. Class A	30,352	5,529
*	Tyler Technologies Inc.	9,210	5,314
	CDW Corp.	29,145	5,257
	HP Inc.	203,558	5,069
	Seagate Technology Holdings plc	42,107	4,966
	Hewlett Packard Enterprise Co.	285,136	4,927
	VeriSign Inc.	18,057	4,920
*	Zoom Communications Inc.	57,227	4,650
	NetApp Inc.	44,110	4,374
*	PTC Inc.	25,707	4,327
*	Super Micro Computer Inc.	107,562	4,305
*	Toast Inc. Class A	100,506	4,239
*	Nutanix Inc. Class A	54,325	4,166
*	Pinterest Inc. Class A	128,309	3,992
*	Check Point Software Technologies Ltd.	17,395	3,981
*	Twilio Inc. Class A	33,188	3,906
	Jabil Inc.	23,177	3,894
*	ON Semiconductor Corp.	92,198	3,874
*	Western Digital Corp.	74,949	3,864
*	Docusign Inc.	43,541	3,858
*	Guidewire Software Inc.	17,755	3,818
	SS&C Technologies Holdings Inc.	46,560	3,763
*	Okta Inc.	35,188	3,630
*	F5 Inc.	12,548	3,581
*	Pure Storage Inc. Class A	66,633	3,571
*	Dynatrace Inc.	64,831	3,502

		Shares	Market Value ($000)
*	Flex Ltd.	82,610	3,494
*	CyberArk Software Ltd.	9,125	3,493
	Gen Digital Inc.	118,053	3,362
*	MongoDB Inc.	15,568	2,940
	Paycom Software Inc.	11,084	2,872
	Teradyne Inc.	33,929	2,667
*	Monday.com Ltd.	8,922	2,654
*	Manhattan Associates Inc.	13,185	2,489
*	Akamai Technologies Inc.	32,333	2,455
	Skyworks Solutions Inc.	34,819	2,404
	Entegris Inc.	32,710	2,248
	Amdocs Ltd.	24,133	2,214
*	Astera Labs Inc.	23,906	2,169
*	EPAM Systems Inc.	11,866	2,071
	TD SYNNEX Corp.	16,334	1,982
*	Dayforce Inc.	32,738	1,934
*	Kyndryl Holdings Inc.	49,292	1,924
*	Credo Technology Group Holding Ltd.	30,518	1,860
*	Samsara Inc. Class A	39,862	1,855
*	Fabrinet	7,837	1,825
*	IonQ Inc.	43,762	1,765
*	Unity Software Inc.	66,458	1,733
*	Commvault Systems Inc.	9,407	1,723
*	Maplebear Inc.	36,261	1,656
*	Wix.com Ltd.	10,970	1,634
	Match Group Inc.	54,113	1,620
*	Procore Technologies Inc.	23,316	1,566
*	Qorvo Inc.	20,218	1,537
*	Elastic NV	18,943	1,532
	Universal Display Corp.	10,136	1,453
*	Dropbox Inc. Class A	48,206	1,391
*	Arrow Electronics Inc.	11,436	1,354
*	Lattice Semiconductor Corp.	29,500	1,326
*	Gitlab Inc. Class A	27,351	1,245
*	UiPath Inc. Class A	93,285	1,242
*	Confluent Inc. Class A	53,587	1,234
*	Rambus Inc.	22,970	1,228
*	Box Inc. Class A	30,326	1,147
*	SPS Commerce Inc.	8,123	1,143
*	Varonis Systems Inc.	23,844	1,137
*	Cirrus Logic Inc.	11,488	1,130
*	Q2 Holdings Inc.	12,722	1,113
*	Qualys Inc.	8,021	1,111
*	SentinelOne Inc. Class A	61,168	1,077
*	Appfolio Inc. Class A	4,933	1,042
*	Life360 Inc.	15,587	991
*	Onto Innovation Inc.	10,663	980
	Dolby Laboratories Inc. Class A	13,059	970
*	Novanta Inc.	7,699	953
	Pegasystems Inc.	9,625	945
*	Sandisk Corp.	25,080	945
	Avnet Inc.	18,547	928
*	CCC Intelligent Solutions Holdings Inc.	105,308	925
	Advanced Energy Industries Inc.	7,957	913
*	Globant SA	9,082	891
*	JFrog Ltd.	20,440	878
*	Silicon Laboratories Inc.	6,867	828
*	Tenable Holdings Inc.	25,463	820
*	SiTime Corp.	4,059	796
*	Insight Enterprises Inc.	5,929	773
*	GLOBALFOUNDRIES Inc.	21,334	764
*	Workiva Inc. Class A	11,076	745
*	Global-e Online Ltd.	23,354	744
*	SoundHound AI Inc. Class A	69,639	704
*	BlackLine Inc.	12,568	703
*	Freshworks Inc. Class A	44,664	682
*	Allegro MicroSystems Inc.	25,745	653
*	C3.ai Inc. Class A	23,855	634
*	Intapp Inc.	11,469	632
*	Reddit Inc. Class A	5,478	615

		Shares	Market Value ($000)
	Power Integrations Inc.	12,096	602
*	Cargurus Inc. Class A	18,946	594
*	Semtech Corp.	15,881	593
*	Alarm.com Holdings Inc.	10,291	591
*	DXC Technology Co.	38,733	589
	Dun & Bradstreet Holdings Inc.	65,261	588
*	ZoomInfo Technologies Inc. Class A	61,320	586
	Progress Software Corp.	9,355	576
*	IAC Inc.	16,000	575
*	Impinj Inc.	5,024	573
	Concentrix Corp.	10,240	573
*	Yelp Inc. Class A	13,964	533
*	Braze Inc. Class A	14,284	526
*	Blackbaud Inc.	8,432	525
*	Cleanspark Inc.	59,609	514
*	Zeta Global Holdings Corp. Class A	38,658	508
*	Synaptics Inc.	8,629	507
*	FormFactor Inc.	16,785	501
	Clear Secure Inc. Class A	19,102	473
*	nCino Inc.	17,832	469
*	Teradata Corp.	20,606	453
*	Magnite Inc.	27,238	446
*	LiveRamp Holdings Inc.	13,639	444
*	RingCentral Inc. Class A	17,022	441
	Amkor Technology Inc.	24,339	439
*	Ambarella Inc.	8,334	439
*	Informatica Inc. Class A	18,215	437
*	Diodes Inc.	9,781	434
*	Five9 Inc.	16,017	425
*	DoubleVerify Holdings Inc.	30,701	422
	CSG Systems International Inc.	6,359	420
*	DigitalOcean Holdings Inc.	14,558	412
*	Core Scientific Inc.	38,484	410
*	Axcelis Technologies Inc.	7,010	395
	Vishay Intertechnology Inc.	26,769	377
*	Alkami Technology Inc.	13,133	376
*,1	Trump Media & Technology Group Corp.	17,570	375
*	Clarivate plc	87,756	370
	Kulicke & Soffa Industries Inc.	11,134	358
*	NetScout Systems Inc.	15,401	352
*	NCR Voyix Corp.	31,110	345
*	Rapid7 Inc.	13,636	313
*	Asana Inc. Class A	17,239	309
	Adeia Inc.	23,236	298
*	Ziff Davis Inc.	8,993	292
*	Appian Corp. Class A	8,996	283
*	Rogers Corp.	4,212	280
*	PagerDuty Inc.	19,128	273
	CTS Corp.	6,375	259
*	Schrodinger Inc.	11,951	258
*	Sprout Social Inc. Class A	10,539	230
*	Verint Systems Inc.	12,802	225
*	Fastly Inc. Class A	27,979	204
*	Fiverr International Ltd.	6,279	204
*	ScanSource Inc.	4,874	197
*	MaxLinear Inc. Class A	16,843	192
*	Jamf Holding Corp.	17,190	181
*	PROS Holdings Inc.	9,913	174
*	Angi Inc. Class A	8,496	133
	Xerox Holdings Corp.	24,419	119
*	N-able Inc.	14,875	116
*	Bumble Inc. Class A	20,253	114
	Shutterstock Inc.	5,339	99
			4,098,601
Telecommunications (2.5%)
	Cisco Systems Inc.	867,126	54,664
	AT&T Inc.	1,559,517	43,355
	Verizon Communications Inc.	915,570	40,248
	Comcast Corp. Class A	814,736	28,165

			Shares	Market Value ($000)
		T-Mobile US Inc.	102,300	24,777
*		Arista Networks Inc.	223,750	19,386
		Motorola Solutions Inc.	35,794	14,868
*		Charter Communications Inc. Class A	20,082	7,958
		Juniper Networks Inc.	70,661	2,539
*		Ciena Corp.	30,588	2,449
*		Roku Inc.	27,457	1,990
*		Frontier Communications Parent Inc.	53,306	1,931
		InterDigital Inc.	5,461	1,186
*		Lumentum Holdings Inc.	14,882	1,076
*		Lumen Technologies Inc.	219,189	859
		Telephone & Data Systems Inc.	21,132	726
*		Calix Inc.	12,749	590
*		Extreme Networks Inc.	28,729	450
		Cogent Communications Holdings Inc.	9,532	436
*		Viavi Solutions Inc.	47,222	430
*		Liberty Global Ltd. Class C	41,752	412
		Ubiquiti Inc.	930	368
*		Liberty Global Ltd. Class A	27,316	263
*		Globalstar Inc.	10,516	194
		Cable One Inc.	1,263	185
*		Liberty Latin America Ltd. Class C	26,882	134
				249,639
Utilities (0.5%)
		Waste Management Inc.	87,138	20,998
		Republic Services Inc.	44,602	11,476
		Exelon Corp.	217,277	9,521
		American Water Works Co. Inc.	42,330	6,052
		Essential Utilities Inc.	54,677	2,107
*		Casella Waste Systems Inc. Class A	13,437	1,575
		Ormat Technologies Inc.	12,360	919
		California Water Service Group	12,796	604
		H2O America	7,288	382
*		Sunrun Inc.	49,185	368
				54,002
Total Common Stocks (Cost $7,247,126)				10,082,555
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $30,368)	4.342%	303,734	30,370
Total Investments (99.9%) (Cost $7,277,494)				10,112,925
Other Assets and Liabilities—Net (0.1%)				6,973
Net Assets (100%)				10,119,898
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,823.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,960 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2025	20	8,551	634
E-mini S&P 500 Index	June 2025	97	28,692	1,433
				2,067

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,082,555	—	—	10,082,555
Temporary Cash Investments	30,370	—	—	30,370
Total	10,112,925	—	—	10,112,925

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,067	—	—	2,067
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.